DEBT AND CREDIT FACILITIES 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2012 Fowler Ridge I I Wind Farm [Member] Expires August 2022 [Member]	Dec. 31, 2011 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2012 Cedar Creek I I Wind Farm [Member] Expires November 2023 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding		$ 348		$ 275
Liability for guarantee obligation associated with cash flow requirements	$ 9		$ 3